Selected Quarterly Financial Data (Unaudited) - Summary of Selected Quarterly Financial Data (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended											9 Months Ended		12 Months Ended
	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Quarterly Financial Information Disclosure [Abstract]
Revenue	$ 2,696			$ 9,145	$ 6,503	$ 7,109	$ 4,920	$ 3,059	$ 153	$ 280	$ 243	$ 15,218	$ 18,532	$ 27,677	$ 3,735	$ 416
Loss from operations	(34,149)			(19,017)	(16,815)	(12,231)	(9,225)	(9,807)	(10,091)	(7,286)	(5,495)	(82,062)	(38,271)	(57,288)	(32,679)	(15,132)
Net loss	$ (31,738)	$ (24,560)	$ (18,560)	$ (17,373)	$ (15,317)	$ (11,121)	$ (8,437)	$ (9,778)	$ (10,033)	$ (7,226)	$ (5,443)	$ (74,858)	$ (34,875)	$ (52,248)	$ (32,480)	$ (15,110)
Net loss per share, basic and diluted	$ (0.47)			$ (1.48)	$ (1.34)	$ (1.00)	$ (0.78)	$ (0.94)	$ (1.10)	$ (0.83)	$ (0.66)	$ (1.25)	$ (3.13)	$ (4.62)	$ (3.55)	$ (2.11)